NOTES PAYABLE	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

Notes payable as of April 30, 2023 and October 31, 2022 consisted of the following:

	As of April 30,	As of October 31,
	2023	2022
Notes payable – related party, net of discount	$-	$1,025,497
Notes payable – investors, net of discounts	-	4,137,720
Bridge Note, net of discounts	-	265,719
Total Notes payable	$-	$5,428,936

Notes Payable – Related Party

On September 14, 2021, the Company entered into a related party note payable with Trio LLC as part of the agreement for the purchase of an 82.75% working interest in the SSP (see Note 1). Per the Third Amendment signed on May 27, 2022, a portion of a previous payment made to Trio LLC was used to fund a lease extension payment to a third-party; as the payment previously made was to be used for other expenditures, the amount used to fund the lease extension was added to the remaining amount due to Trio LLC, increasing it from $780,000 to $1,032,512. Per an extension signed during March 2023 to the Fourth Amendment, the Company made a final payment of $1,032,512 upon the consummation of its IPO. As of April 30, 2023 and October 31, 2022, the balance of the related party note payable was $0 and $1,025,497 (net of imputed interest of $7,015), respectively, with aggregate payments made of $1,032,512 and $2,920,000, respectively, and interest expense recognized of $0 and $7,015 for the three and six months ended April 30, 2023, respectively, and $15,215 and $80,136 during the three months and six months ended April 30, 2022, respectively (see Note 8).

Notes Payable – Investors

On January 28, 2022, the Company entered into a SPA with GPL (see Note 3 and Note 7), pursuant to which (i) in exchange for $4,500,000 in consideration consisting of $4,420,000 in cash and $80,000 in the form of a receivable to be funded in a subsequent quarter, the Company issued senior secured convertible promissory notes (“Notes”) with an aggregate principal amount of $4,500,000, (ii) the Company issued warrants to purchase up to 50% of the number of shares of common stock issued upon the full conversion of the Notes, and (iii) the Company agreed to issue commitment shares (see Note 7) to the investors upon the date of the Company’s IPO. The Notes were collateralized with a security interest in the oil and gas properties, which was to be perfected by April 28, 2022. In the event the collateral was not perfected by April 28, 2022, the Company was required to deliver 4,500,000 shares (“Default Shares”) to the investors. The Default Shares were initially held in escrow until the earlier of a) the granting and perfection of the security interest, b) the conversion of the Notes upon the IPO or c) April 28, 2022. As the Company failed to perfect the security interest and no IPO occurred by April 28, 2022, the Default Shares were delivered to the investors on April 28, 2022. The shares were issued at a fair value of $0.29 per share for an aggregate value of $1,322,933, and this amount was recognized as penalty fees related to debt on the income statement.

An extension to the SPA was signed during March 2023 that extended the maturity date to April 30, 2023. The note bore interest of 8% per annum to be accrued and paid upon maturity. Because the Company’s IPO did not occur by August 1, 2022, the interest percentage increased to 15% per annum. The principal and interest payable on the Notes automatically converted into shares upon completion of the IPO. The conversion price was the lesser of i) the IPO price multiplied by the discount of 50% or ii) the opening price of the common stock on the trading day following the date of the IPO multiplied by the discount of 50%. The number of conversion shares is the outstanding principal amount divided by the conversion price. Upon the completion of the IPO, the debt converted into 5,038,902 shares with a fair value of $5,164,875.

The commitment shares were issued upon the completion of the IPO. The number of commitment shares to be issued was 375,000 shares at a fair value of $1,125,000, which is 25% of the aggregate Notes principal balance divided by the offering price of the IPO.

The warrants issued per the SPA are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes, with an exercise price equal to the conversion price. Accordingly, upon IPO, warrant holders can receive up to $4,500,000 worth of common stock in exchange for a cash payment of 50% of the IPO price, or up to $2,250,000. The Company determined the warrants are equity classified and used a third party to perform a valuation to estimate their fair market value at January 28, 2022. The factors used to determine their fair value, which was $994,091, were a term of 3 years, volatility of 92%, a share price based on comparable companies and an exercise price of 50% of the stock price upon the Company’s IPO. The Company also incurred debt issuance costs of $505,000 in connection with the issuance of the Notes, Default Shares and warrants. The values of the warrants and debt issuance costs are recorded as debt discounts and amortized over the life of the Notes, which is one year.

Upon consummation of its IPO, the Company converted the aggregate outstanding principal and accrued interest balances of $4,500,000 and $664,875, respectively, into 5,038,902 common shares; the number of conversion shares was calculated by dividing the aggregate balance of $5,164,875 by the opening trading price of its common stock on April 19, 2023 of $2.05, with a discount applied of 50%. The Company also issued 375,000 commitment shares, the number of which was calculated by taking 25% of the outstanding principal balance of $4,500,000 and dividing it by the IPO price of $3.00 per share, with the expense for issuing the commitment shares being recognized as a loss on the income statement as of April 30, 2023. As of April 30, 2023 and October 31, 2022, the balance of the Notes payable was $0 and $4,137,720, with interest expense of $144,375 (of which $144,375 was in accrued interest payable before payoff) and $675,405 (of which $313,125 was in accrued interest payable before payoff) for the three months and six months ended April 30, 2023, respectively, and interest expense of $464,773 (of which $90,000 was in accrued interest payable) and $480,265 (of which $93,000 was in accrued interest payable) for the three months and six months ended April 30, 2022, respectively.

Bridge Note

During September 2022, the Company entered into an agreement or bridge note (“Bridge Note”) with three investors; the Bridge Note includes original issue discount senior notes (“Notes”) with gross proceeds of $444,000, a 10% Original Issue Discount (“OID”) of $44,000 and debt issuance costs of $70,438, for net proceeds of $329,562 to the Company. The Bridge Note included pre-funded warrants that permit the investors to purchase a number of shares of the Company’s common stock (equal to 100% of the original principal amount of the Notes), which can be exercised from the date of the warrant agreement to five years from the date of the Company’s IPO at an exercise price of $0.01. The Notes had a maturity date of the earlier of i) April 30, 2023 or ii) the completion of the IPO (see Note 10). The Notes bore interest at 8% per annum, which would waived if the Company completed a successful IPO within 90 days of the closing of financing; in the event of default, the interest percentage would increase to 15% per annum.

The Company also issued pre-funded warrants in connection with the Bridge Note to purchase a number of shares equal to the number of dollars of the Notes, or 400,000, at an exercise price of $0.01 per share; the Company determined the warrants are equity classified and can be exercised at any time from the date of the warrant agreement to five years from the date of the completion of the IPO (see Note 9). The Company also incurred debt issuance costs of $70,438 in connection with the issuance of the Notes and warrants. The values of the OID, warrants and debt issuance costs are recorded as debt discounts and amortized over the life of the Notes as interest expense.

Upon consummation of its IPO, the Company repaid the Bridge Note in the amount of $440,000 and interest was waived by the investors. As of April 30, 2023 and October 31, 2022, the balance of the Bridge Note (which is included within the Notes payable – investors, net of discounts line item on the balance sheet) is $0 and $265,719, respectively, with interest expenses of $59,574 and $174,281 for the three and six months ended April 30, 2023, respectively.

NOTE 8 – NOTES PAYABLE

Notes payable as of October 31, 2022 and 2021, consisted of the following:

	As of October 31,	As of October 31,
	2022	2021
Notes payable – related party, net of discount	$1,025,497	$3,661,885
Notes payable – investors, net of discounts	4,137,720	-
Bridge Note, net of discounts	265,719	-
Total Notes payable	$5,428,936	$3,661,885

Notes Payable – Related Party

On September 14, 2021, the Company entered into a related party note payable with Trio LLC as part of the agreement for the purchase of an 82.75% working interest in the SSP (see Note 1). Per the Third Amendment signed on May 27, 2022, a portion of a previous payment made to Trio LLC was used to fund a lease extension payment to a third-party; as the payment previously made was to be used for other expenditures, the amount used to fund the lease extension will be added to the remaining amount due to Trio LLC, increasing it from $780,000 to $1,032,512. The Company will make the final payment of $1,032,512 at the earlier of i) the IPO or ii) April 1, 2023 (see Note 10 – Fourth Amendment to the PSA). As of October 31, 2022, the balance of the related party note payable was $1,025,497 (net of imputed interest of $7,015), with aggregate payments made of $2,920,000 and interest expense recognized of $120,337 during year ended October 31, 2022 (see Note 5). As of October 31, 2021, the balance of the related party note payable was $3,661,885 (net of imputed interest of $38,115), with interest expense recognized of $38,115 during the year.

Notes Payable - Investors

On January 28, 2022, the Company entered into a SPA with GenCap (see Note 3 and Note 6), pursuant to which (i) in exchange for $4,500,000 in consideration consisting of $4,420,000 in cash and $80,000 in the form of a receivable to be funded in a subsequent quarter, the Company issued senior secured convertible promissory notes (“Notes”) with an aggregate principal amount of $4,500,000, (ii) the Company issued warrants to purchase up to 50% of the number of shares of common stock issued upon the full conversion of the Notes, and (iii) the Company agreed to issue commitment shares (see Note 6) to the investors upon the date of the Company’s IPO. The Notes were collateralized with a security interest in the oil and gas properties, which was to be perfected by April 28, 2022. In the event the collateral was not perfected by April 28, 2022, the Company was required to deliver 4,500,000 shares (“Default Shares”) to the investors. The Default Shares were initially held in escrow until the earlier of a) the granting and perfection of the security interest, b) the conversion of the Notes upon the IPO or c) April 28, 2022. As the Company failed to perfect the security interest and no IPO occurred by April 28, 2022, the Default Shares were delivered to the investors on April 28, 2022. The shares were issued at a fair value of $0.29 per share for an aggregate value of $1,322,933, and this amount was recognized as penalty fees related to debt on the income statement.

The Notes have a maturity date of the earlier of January 28, 2023 or the IPO and bear interest at a rate of 8% per annum, which is to be accrued and paid on the maturity date. If the Company’s IPO does not occur by August 1, 2022 or upon default, the interest percentage increases to 15% per annum. The principal and interest payable on the Notes will automatically convert into shares upon IPO. The conversion price is the lesser of i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of common stock on the trading day following the date of the IPO multiplied by the discount of 50%. The number of conversion shares is the outstanding principal amount divided by the conversion price. Upon IPO, the debt will convert into a fixed dollar amount of $9,000,000 of a variable number of shares. Additionally, the Company has the option to prepay the Notes at any time after the original issue date prior to the maturity date at an amount equal to 125% of the prepayment amount.

The commitment shares are to be issued upon the date of the IPO. The number of commitment shares to be issued is a variable number of shares for a fixed total dollar amount of $1,125,000, which is 25% of the aggregate Notes principal balance divided by the offering price of the IPO. No shares will be issued if there is no IPO.

The warrants issued per the SPA are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes, with an exercise price equal to the conversion price. Accordingly, upon IPO, warrant holders can receive up to $4,500,000 worth of common stock in exchange for a cash payment of 50% of the IPO price, or up to $2,250,000. The Company determined the warrants are equity classified and used a third party to perform a valuation to estimate their fair market value at January 28, 2022. The factors used to determine their fair value, which was $994,091, were a term of 3 years, volatility of 92%, a share price based on comparable companies and an exercise price of 50% of the stock price upon the Company’s IPO.

The Company also incurred debt issuance costs of $505,000 in connection with the issuance of the Notes, Default Shares and warrants. The values of the warrants and debt issuance costs are recorded as debt discounts and amortized over the life of the Notes, which is one year.

As of October 31, 2022, the balance of the Notes payable was $4,137,720, with interest expense of $1,136,811 for the year ended October 31, 2022.

See Note 10 for further information regarding this SPA.

Bridge Note

During September 2022, the Company entered into an agreement or bridge note (“Bridge Note”) with three investors; the Bridge Note includes original issue discount senior notes (“Notes”) with gross proceeds of $444,000, a 10% Original Issue Discount (“OID”) of $44,000 and debt issuance costs of $70,438, for net proceeds of $329,562 to the Company. The Bridge Note includes pre-funded warrants that permit the investors to purchase a number of shares of the Company’s common stock (equal to 100% of the original principal amount of the Notes), which can be exercised from the date of the warrant agreement to five years from the date of the Company’s IPO at an exercise price of $0.01. The Notes have a maturity date of the earlier of six months from the closing of this financing or the completion of the IPO. The Notes bear interest at 8% per annum, which will be waived if the Company completes a successful IPO within 90 days of the closing of financing; in the event of default, the interest percentage will increase to 15% per annum.

The Company also issued pre-funded warrants in connection with the Bridge Note to purchase a number of shares equal to the number of dollars of the Notes at an exercise price of $0.01 per share; the warrants can be exercised at any time from the date of the warrant agreement to five years from the date of the completion of the IPO. The Company determined the warrants are liability classified and a Black-Scholes option pricing model to estimate their fair market value at September 20, 2022. The factors used to determine their fair value, which was $114,883, were a term of 5 years, volatility of 98%, a share price based on a prior period valuation, a risk rate of 3.75% and an exercise price of $0.01.

The Company also incurred debt issuance costs of $70,438 in connection with the issuance of the Notes and warrants. The values of the OID, warrants and debt issuance costs are recorded as debt discounts and amortized over the life of the Notes as interest expense. As of October 31, 2022, the balance of the Notes payable was $265,719, with interest expense of $51,040 for the year ended October 31, 2022.